SCHEDULE OF PROVED RESERVES (Details) (Paranthetiacal)	Sep. 30, 2022 Boe	Sep. 30, 2021 a Boe	Sep. 30, 2020 Boe	Sep. 30, 2019 Boe
Reserve Quantities [Line Items]
Proved Undeveloped Reserves (Energy)	5,439,267		3,266,595	6,046,377
Area of Land | a		1,246
Other Nonrenewable Natural Resources [Member]
Reserve Quantities [Line Items]
Proved Undeveloped Reserves (Energy)		120,850